Retirement Plans And Postretirement Benefits (Assumptions Used To Determine Net Pension Costs And Projected Benefit Obligations) (Details) (Pension Benefit Obligations [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Weighted average assumptions to determine net cost:
Discount rate	4.06%	4.98%
Expected return on plan assets	5.95%	6.74%
Rate of compensation increase	2.44%	3.02%
Retirement Plans [Member]
Weighted average assumptions to determine benefit obligations:
Discount rate	3.58%	4.06%
Rate of compensation increase	2.44%	2.44%